CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 552	$ 699	$ 888	$ 1,124
Other comprehensive income (loss), net of tax
Unrealized gain (loss) on cash flow hedges	16	(53)	(79)	(73)
Changes in retirement plans’ funded status	(25)	(17)	(50)	(34)
Foreign currency translation	72	106	331	206
Share of other comprehensive income (loss) of entities using the equity method	(20)	2	(29)	(21)
Other comprehensive income, net of tax	43	38	173	78
Comprehensive income	595	737	1,061	1,202
Less: Comprehensive income attributable to noncontrolling interests	3	9	6	28
Comprehensive income (loss) attributable to CNH Industrial N.V.	$ 592	$ 728	$ 1,055	$ 1,174